2020 High Watermark Fund | 2020 High Watermark Fund
2020 High Watermark Fund

SUNAMERICA SPECIALTY SERIES

2020 High Watermark Fund (the “Fund”)

Class I Shares

Supplement dated April 4, 2013 to the Prospectus

dated February 28, 2013, as supplemented and amended to date

Effective immediately, the performance information with respect to the Fund included in the table on page 5 of the Fund’s Prospectus within the “Fund Highlights” section under the heading “Performance Information,” is hereby deleted and replaced with the following:

Average Annual Total Returns (as of the periods ended December 31, 2012)
Average Annual Returns 2020 High Watermark Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class I		4.26%	0.92%	3.22%	Feb. 18, 2005
After Taxes on Distributions Class I		3.32%	0.07%	1.84%
After Taxes on Distributions and Sale of Fund Shares Class I	[1]	2.77%	0.26%	2.04%
Dow Jones Target Maturity 2020 Index		10.24%	4.58%	5.67%	Feb. 18, 2005
[1]	When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.